Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baillie Gifford Funds
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000216291
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China A Shares Growth Fund
Class Name	Class K
Trading Symbol	BCAKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford China A Shares Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-a-shares-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-a-shares-growth-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$39	0.87%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.87%
AssetsNet	$ 852,368
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$852,368
  Total number of portfolio holdings32
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate16%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Home Furnishings	15.4%
Electronics	10.4%
Beverages	9.8%
Metal Fabricate/Hardware	8.9%
Auto Parts & Equipment	8.7%
Commercial Services	5.0%
Software	4.5%
Cosmetics/Personal Care	4.5%
Energy - Alternate Sources	4.1%
Healthcare - Products	3.4%
Semiconductors	3.2%
Insurance	3.1%
Retail	3.0%
Other sectors	13.8%
Other assets less liabilities	2.2%
Total	100.0%

C000216290
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China A Shares Growth Fund
Class Name	Institutional Class
Trading Symbol	BCANX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford China A Shares Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-a-shares-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-a-shares-growth-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.87%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.87%
AssetsNet	$ 852,368
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$852,368
  Total number of portfolio holdings32
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate16%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Home Furnishings	15.4%
Electronics	10.4%
Beverages	9.8%
Metal Fabricate/Hardware	8.9%
Auto Parts & Equipment	8.7%
Commercial Services	5.0%
Software	4.5%
Cosmetics/Personal Care	4.5%
Energy - Alternate Sources	4.1%
Healthcare - Products	3.4%
Semiconductors	3.2%
Insurance	3.1%
Retail	3.0%
Other sectors	13.8%
Other assets less liabilities	2.2%
Total	100.0%

C000228389
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Class K
Trading Symbol	BGCDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford China Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 2,147,133
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,147,133
  Total number of portfolio holdings55
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.8%
Auto Parts & Equipment	8.5%
Home Furnishings	7.0%
Electronics	5.8%
Beverages	5.5%
Software	5.0%
Banks	4.8%
Auto Manufacturers	3.8%
Mining	2.8%
Retail	2.8%
Insurance	2.7%
Metal Fabricate/Hardware	2.3%
Apparel	2.1%
Other sectors	16.5%
Other assets less liabilities	2.6%
Total	100.0%

C000228388
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Institutional Class
Trading Symbol	BGCBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford China Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 2,147,133
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,147,133
  Total number of portfolio holdings55
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.8%
Auto Parts & Equipment	8.5%
Home Furnishings	7.0%
Electronics	5.8%
Beverages	5.5%
Software	5.0%
Banks	4.8%
Auto Manufacturers	3.8%
Mining	2.8%
Retail	2.8%
Insurance	2.7%
Metal Fabricate/Hardware	2.3%
Apparel	2.1%
Other sectors	16.5%
Other assets less liabilities	2.6%
Total	100.0%

C000130829
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class 2
Trading Symbol	BGPTX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 412,981,352
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 876,339
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

C000130830
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class 3
Trading Symbol	BGPFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 412,981,352
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 876,339
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

C000186039
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class K
Trading Symbol	BGPKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 412,981,352
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 876,339
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

C000186038
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Institutional Class
Trading Symbol	BSGPX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 412,981,352
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 876,339
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

C000078427
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 2
Trading Symbol	BGCWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 345,524,845
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 702,344
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

C000078428
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 3
Trading Symbol	BGCJX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 345,524,845
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 702,344
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

C000186033
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class K
Trading Symbol	BKGCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 345,524,845
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 702,344
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

C000186032
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Institutional Class
Trading Symbol	BGCSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 345,524,845
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 702,344
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

C000018471
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 2
Trading Symbol	BGEHX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 5,219,932,417
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,768,366
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

C000157005
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 3
Trading Symbol	BGELX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 5,219,932,417
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,768,366
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

C000157006
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 4
Trading Symbol	BGEPX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 5,219,932,417
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,768,366
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

C000018472
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 5
Trading Symbol	BGEDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 5,219,932,417
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,768,366
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

C000186027
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class K
Trading Symbol	BGKEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 5,219,932,417
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,768,366
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

C000186026
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Institutional Class
Trading Symbol	BGEGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 5,219,932,417
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,768,366
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

C000233007
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Class K
Trading Symbol	BGEZX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets ex China Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,051,033
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,051,033
  Total number of portfolio holdings64
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.7%
Internet	11.0%
Banks	10.8%
Oil & Gas	10.0%
Mining	5.4%
Computers	3.4%
Diversified Financial Services	3.1%
Software	2.9%
Retail	2.6%
Miscellaneous Manufacturing	2.2%
Auto Manufacturers	2.1%
Building Materials	1.6%
Telecommunications	1.6%
Other sectors	7.4%
Other assets less liabilities	3.2%
Total	100.0%

C000233008
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	BGEWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets ex China Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,051,033
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,051,033
  Total number of portfolio holdings64
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.7%
Internet	11.0%
Banks	10.8%
Oil & Gas	10.0%
Mining	5.4%
Computers	3.4%
Diversified Financial Services	3.1%
Software	2.9%
Retail	2.6%
Miscellaneous Manufacturing	2.2%
Auto Manufacturers	2.1%
Building Materials	1.6%
Telecommunications	1.6%
Other sectors	7.4%
Other assets less liabilities	3.2%
Total	100.0%

C000078432
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 2
Trading Symbol	BGATX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 915,946,116
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,925,433
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

C000078430
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 4
Trading Symbol	BGALX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 915,946,116
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,925,433
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

C000186034
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class K
Trading Symbol	BGAKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 915,946,116
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,925,433
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

C000186035
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Institutional Class
Trading Symbol	BGASX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 915,946,116
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,925,433
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

C000233009
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Health Innovation Equities Fund
Class Name	Class K
Trading Symbol	BGHDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Health Innovation Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/health-innovation-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/health-innovation-equities-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 15,094,899
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$15,094,899
  Total number of portfolio holdings39
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Biotechnology	44.0%
Healthcare - Products	28.2%
Pharmaceuticals	17.5%
Software	7.7%
Electronics	3.3%
Internet	1.8%
Healthcare - Services	1.1%
Other assets less liabilities	(3.6%)
Total	100.0%

C000233010
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Health Innovation Equities Fund
Class Name	Institutional Class
Trading Symbol	BGHBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Health Innovation Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/health-innovation-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/health-innovation-equities-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 15,094,899
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$15,094,899
  Total number of portfolio holdings39
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate23%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Biotechnology	44.0%
Healthcare - Products	28.2%
Pharmaceuticals	17.5%
Software	7.7%
Electronics	3.3%
Internet	1.8%
Healthcare - Services	1.1%
Other assets less liabilities	(3.6%)
Total	100.0%

C000034445
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 2
Trading Symbol	BGITX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,263,165,964
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,135,355
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

C000034446
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 3
Trading Symbol	BGIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 2,263,165,964
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,135,355
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

C000078438
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 4
Trading Symbol	BGIUX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 2,263,165,964
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,135,355
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

C000116266
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 5
Trading Symbol	BGIVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 2,263,165,964
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,135,355
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

C000186029
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class K
Trading Symbol	BGIKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,263,165,964
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,135,355
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

C000186028
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Institutional Class
Trading Symbol	BINSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,263,165,964
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,135,355
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

C000193787
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Class K
Trading Symbol	BTLKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Concentrated Growth Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 74,303,866
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 83,721
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$74,303,866
  Total number of portfolio holdings29
  Total advisory fees paid, net of waiver$83,721
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	40.8%
Semiconductors	23.0%
Apparel	7.2%
Biotechnology	6.7%
Auto Manufacturers	6.6%
Commercial Services	6.2%
Cosmetics/Personal Care	2.1%
Retail	2.1%
Machinery - Diversified	2.0%
Investment Companies	1.0%
Energy - Alternate Sources	0.2%
Healthcare - Services	0.1%
Other assets less liabilities	2.0%
Total	100.0%

C000193786
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Institutional Class
Trading Symbol	BTLSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Concentrated Growth Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
AssetsNet	$ 74,303,866
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 83,721
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$74,303,866
  Total number of portfolio holdings29
  Total advisory fees paid, net of waiver$83,721
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	40.8%
Semiconductors	23.0%
Apparel	7.2%
Biotechnology	6.7%
Auto Manufacturers	6.6%
Commercial Services	6.2%
Cosmetics/Personal Care	2.1%
Retail	2.1%
Machinery - Diversified	2.0%
Investment Companies	1.0%
Energy - Alternate Sources	0.2%
Healthcare - Services	0.1%
Other assets less liabilities	2.0%
Total	100.0%

C000034448
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 2
Trading Symbol	BGETX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 3,028,045,117
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,045,432
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

C000034449
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 3
Trading Symbol	BGEUX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 3,028,045,117
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,045,432
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

C000078439
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 4
Trading Symbol	BGEFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 3,028,045,117
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,045,432
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

C000116267
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 5
Trading Symbol	BGEVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 3,028,045,117
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,045,432
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

C000186031
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class K
Trading Symbol	BGEKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 3,028,045,117
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,045,432
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

C000186030
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Institutional Class
Trading Symbol	BGESX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,028,045,117
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,045,432
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

C000206904
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Smaller Companies Fund
Class Name	Class K
Trading Symbol	BICKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Smaller Companies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-smaller-companies-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-smaller-companies-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 14,003,298
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$14,003,298
  Total number of portfolio holdings85
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Diversified Financial Services	13.4%
Semiconductors	12.8%
Software	10.7%
Internet	9.2%
Commercial Services	7.5%
Distribution/Wholesale	5.4%
Electronics	4.4%
Miscellaneous Manufacturing	4.3%
Toys/Games/Hobbies	3.4%
Leisure Time	3.3%
Machinery - Diversified	3.0%
Retail	2.8%
Hand/Machine Tools	2.2%
Other sectors	15.3%
Other assets less liabilities	2.3%
Total	100.0%

C000206905
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Smaller Companies Fund
Class Name	Institutional Class
Trading Symbol	BICIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International Smaller Companies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-smaller-companies-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-smaller-companies-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 14,003,298
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$14,003,298
  Total number of portfolio holdings85
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate8%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Diversified Financial Services	13.4%
Semiconductors	12.8%
Software	10.7%
Internet	9.2%
Commercial Services	7.5%
Distribution/Wholesale	5.4%
Electronics	4.4%
Miscellaneous Manufacturing	4.3%
Toys/Games/Hobbies	3.4%
Leisure Time	3.3%
Machinery - Diversified	3.0%
Retail	2.8%
Hand/Machine Tools	2.2%
Other sectors	15.3%
Other assets less liabilities	2.3%
Total	100.0%

C000144091
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class 2
Trading Symbol	BGLTX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Long Term Global Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 737,314,672
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,531,347
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$737,314,672
  Total number of portfolio holdings41
  Total advisory fees paid$1,531,347
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	31.4%
Semiconductors	15.4%
Software	12.1%
Biotechnology	5.2%
Apparel	4.0%
Healthcare - Products	3.7%
Advertising	3.7%
Banks	3.7%
Auto Manufacturers	3.1%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Retail	2.7%
Cosmetics/Personal Care	1.8%
Other sectors	4.9%
Other assets less liabilities	2.4%
Total	100.0%

C000186041
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class K
Trading Symbol	BGLKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Long Term Global Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 737,314,672
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,531,347
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$737,314,672
  Total number of portfolio holdings41
  Total advisory fees paid$1,531,347
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	31.4%
Semiconductors	15.4%
Software	12.1%
Biotechnology	5.2%
Apparel	4.0%
Healthcare - Products	3.7%
Advertising	3.7%
Banks	3.7%
Auto Manufacturers	3.1%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Retail	2.7%
Cosmetics/Personal Care	1.8%
Other sectors	4.9%
Other assets less liabilities	2.4%
Total	100.0%

C000186040
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Institutional Class
Trading Symbol	BSGLX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford Long Term Global Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 737,314,672
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,531,347
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$737,314,672
  Total number of portfolio holdings41
  Total advisory fees paid$1,531,347
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	31.4%
Semiconductors	15.4%
Software	12.1%
Biotechnology	5.2%
Apparel	4.0%
Healthcare - Products	3.7%
Advertising	3.7%
Banks	3.7%
Auto Manufacturers	3.1%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Retail	2.7%
Cosmetics/Personal Care	1.8%
Other sectors	4.9%
Other assets less liabilities	2.4%
Total	100.0%

C000227063
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Discovery Fund
Class Name	Class K
Trading Symbol	BGUKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Discovery Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/us-discovery-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/us-discovery-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 2,345,482
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,345,482
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Software	20.5%
Healthcare - Products	18.5%
Semiconductors	8.6%
Retail	6.7%
Aerospace/Defense	6.5%
Internet	6.2%
Miscellaneous Manufacturing	6.0%
Computers	5.5%
Commercial Services	4.6%
Biotechnology	3.8%
Electrical Components & Equipment	3.2%
Insurance	2.4%
Telecommunications	1.8%
Other sectors	2.9%
Other assets less liabilities	2.8%
Total	100.0%

C000227062
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Discovery Fund
Class Name	Institutional Class
Trading Symbol	BGUIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Discovery Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/us-discovery-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/us-discovery-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 2,345,482
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,345,482
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Software	20.5%
Healthcare - Products	18.5%
Semiconductors	8.6%
Retail	6.7%
Aerospace/Defense	6.5%
Internet	6.2%
Miscellaneous Manufacturing	6.0%
Computers	5.5%
Commercial Services	4.6%
Biotechnology	3.8%
Electrical Components & Equipment	3.2%
Insurance	2.4%
Telecommunications	1.8%
Other sectors	2.9%
Other assets less liabilities	2.8%
Total	100.0%

C000186037
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Class K
Trading Symbol	BGGKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Equity Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 24,369,812
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$24,369,812
  Total number of portfolio holdings44
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	34.5%
Software	18.1%
Semiconductors	10.1%
Biotechnology	8.4%
Advertising	7.9%
Auto Manufacturers	4.2%
Healthcare - Products	3.4%
Commercial Services	3.1%
Distribution/Wholesale	2.4%
Real Estate	2.1%
Retail	2.1%
Leisure Time	0.7%
Auto Parts & Equipment	0.7%
Other sectors	0.5%
Other assets less liabilities	1.8%
Total	100.0%

C000186036
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Institutional Class
Trading Symbol	BGGSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Equity Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 24,369,812
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$24,369,812
  Total number of portfolio holdings44
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	34.5%
Software	18.1%
Semiconductors	10.1%
Biotechnology	8.4%
Advertising	7.9%
Auto Manufacturers	4.2%
Healthcare - Products	3.4%
Commercial Services	3.1%
Distribution/Wholesale	2.4%
Real Estate	2.1%
Retail	2.1%
Leisure Time	0.7%
Auto Parts & Equipment	0.7%
Other sectors	0.5%
Other assets less liabilities	1.8%
Total	100.0%

C000118798
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 2
Trading Symbol	BGICF2
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 330,617,262
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 559,470
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$330,617,262
  Total number of portfolio holdings78
  Total advisory fees paid$559,470
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.4%
Semiconductors	12.3%
Commercial Services	7.9%
Electronics	6.0%
Machinery - Diversified	5.7%
Retail	5.1%
Banks	4.0%
Investment Companies	3.9%
Cosmetics/Personal Care	3.7%
Beverages	3.4%
Healthcare - Products	2.7%
Diversified Financial Services	2.6%
Machinery - Construction & Mining	2.6%
Other sectors	25.3%
Other assets less liabilities	1.4%
Total	100.0%

C000118799
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 3
Trading Symbol	BGICF3
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 330,617,262
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 559,470
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$330,617,262
  Total number of portfolio holdings78
  Total advisory fees paid$559,470
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.4%
Semiconductors	12.3%
Commercial Services	7.9%
Electronics	6.0%
Machinery - Diversified	5.7%
Retail	5.1%
Banks	4.0%
Investment Companies	3.9%
Cosmetics/Personal Care	3.7%
Beverages	3.4%
Healthcare - Products	2.7%
Diversified Financial Services	2.6%
Machinery - Construction & Mining	2.6%
Other sectors	25.3%
Other assets less liabilities	1.4%
Total	100.0%

C000118801
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 5
Trading Symbol	BGICF5
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about the Baillie Gifford International All Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-all-cap-fund/TSR
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 330,617,262
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 559,470
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$330,617,262
  Total number of portfolio holdings78
  Total advisory fees paid$559,470
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.4%
Semiconductors	12.3%
Commercial Services	7.9%
Electronics	6.0%
Machinery - Diversified	5.7%
Retail	5.1%
Banks	4.0%
Investment Companies	3.9%
Cosmetics/Personal Care	3.7%
Beverages	3.4%
Healthcare - Products	2.7%
Diversified Financial Services	2.6%
Machinery - Construction & Mining	2.6%
Other sectors	25.3%
Other assets less liabilities	1.4%
Total	100.0%